Investment In Affiliate (Tables)	12 Months Ended
Dec. 31, 2012
Investment in Affiliate [Abstract]
Investment In Affiliate
Balance, January 1, 2011	$-
Investment in affiliate	37,602,811
Equity in net income of affiliate	2,749,866
Dividends received	(1,546,875)
Balance, December 31, 2011	$38,805,802
Equity in net income of affiliate	1,986,590
Equity in other comprehensive loss of affiliate	(107,083)
Dividends received	(3,712,500)
Dilution effect	(2,943,720)
Impairment in investment in affiliate	(14,041,346)
Balance, December 31, 2012	$19,987,743

Summarized Income Statement Data in respect of Box Ships
	Year ended December 31,

INCOME STATEMENT DATA	2011	2012
Net revenue	38,272,662	65,888,142
Operating income	17,467,824	21,697,724
Net income	12,953,386	13,176,164

Summarized Balance Sheet Data in respect of Box Ships
	As of December 31,

BALANCE SHEET DATA	2011	2012
Total current assets	16,294,791	19,578,166
Total non-current assets	385,116,095	425,485,703
Total assets	401,410,886	445,063,869
Total current liabilities	22,357,768	42,659,883
Total long-term liabilities	196,692,041	181,624,703